As filed with the Securities and Exchange Commission on December 18, 2000 Registration No 333-20355

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                      POST-EFFECTIVE AMENDMENT NO. 10 TO
                                   FORM S-6

    FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                         PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            700 Newport Center Drive
                        Newport Beach, California 92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)
                                (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                        Newport Beach, California 92660
                    (Name and address of agent for service)

                       Copies of all communications to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

It is proposed that this filing will become effective on January 2, 2001 pursuant to paragraph (b) of Rule 485

Title of securities being registered: Interests in the Separate Account under Pacific Select Estate Preserver II Last Survivor Flexible Premium Variable Life Insurance Policies and Pacific Select Estate Preserver IV Last Survivor Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select Exec Separate Account of Pacific Life Insurance Company

RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2 AND THE PROSPECTUS

Pursuant to Instructions as to the Prospectus in Form S-6


Form N-8B-2                                                     Form S-6
Item Number                                              Heading in Prospectus

1.  (a)  Name of trust.................................  Prospectus front cover

    (b)  Title of securities issued....................  Prospectus front cover

2.  Name and address of each depositor.................  Prospectus front cover; Back cover

3.  Name and address of trustee........................  N/A

4.  Name and address of each principal underwriter.....  About Pacific Life

5.  State of organization of trust.....................  Pacific Select Exec Separate
                                                         Account

6.  Execution and termination of trust agreement.......  Pacific Select Exec Separate
                                                         Account

7.  Changes of name....................................  N/A

8.  Fiscal year........................................  N/A

9.  Material Litigation................................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities...............  Pacific Select Estate Preserver II basics; The death benefit

    (b)  Cumulative or distributive securities.........  Pacific Select Estate Preserver II basics; The death benefit

    (c)  Withdrawal or redemption......................  Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc.....................  Withdrawals, surrenders and loans



                                                         Policy

    (e)  Periodic payment plan.........................  N/A

    (f)  Voting rights.................................  Voting Rights

    (g)  Notice to security holders....................  Reports we'll send you

    (h)  Consents required.............................  Voting rights

    (i)  Other provisions..............................  N/A

11. Type of securities comprising units................  Pacific Select Estate
                                                         Preserver II Basics

12. Certain information regarding periodic
    payment plan certificates..........................  N/A

13. (a)  Load, fees, expenses, etc.....................  Deductions from your premiums;
                                                         Surrendering your policy

    (b)  Certain information regarding periodic
         payment plan certificates.....................  N/A

    (c)  Certain percentages...........................  Deductions from your premiums

    (d)  Difference in price...........................  N/A

    (e)  Certain other fees, etc.......................  Deductions from your premiums;
                                                         Surrendering your policy

    (f)  Certain other profits or benefits.............  The death benefit; Your policy's accumulated value

    (g)  Ratio of annual charges to income.............  N/A

14. Issuance of trust's securities.....................  Pacific Select Estate Preserver II Basics

15. Receipt and handling of payments from
    purchasers.........................................  How premiums work

16. Acquisition and disposition of underlying
    securities.........................................  Your policy's accumulated value; Your investment options

17. Withdrawal or redemption...........................  Withdrawals, surrenders and loans

18. (a)  Receipt, custody and disposition
         of income.....................................  Your policy's accumulated value

    (b)  Reinvestment of distributions.................  N/A

    (c)  Reserves or special funds.....................  N/A

    (d)  Schedule of distributions.....................  N/A

19. Records, accounts and reports......................  Statements and Reports


20. Certain miscellaneous provisions of trust agreement

    (a)  Amendment.....................................  N/A

    (b)  Termination...................................  N/A

    (c) and (d) Trustee, removal and successor.........  N/A

    (e) and (f) Depositors, removal and successor......  N/A

21. Loans to security holders..........................  Withdrawals, Surrenders and Loan

22. Limitations on liability...........................  N/A

23. Bonding arrangements...............................  N/A

24. Other material provisions of trust agreement.......  N/A

III. Organizations, Personnel and Affiliated Persons of Depositor

25. Organization of depositor..........................  About Pacific Life


26. Fees received by depositor.........................  See Items 13(a) and 13(e)

27. Business of depositor..............................  About Pacific Life


28. Certain information as to officials and affiliated
    persons of depositor...............................  About Pacific Life

29. Voting securities of depositor.....................  N/A

30. Persons controlling depositor......................  N/A

31. Payments by depositor for certain services


     rendered to trust.................................  N/A

32.  Payments by depositor for certain other services
     rendered to trust.................................  N/A

33.  Remuneration of employees of depositor for
     certain services rendered to trust................  N/A

34.  Remuneration of other persons for certain
     services rendered to trust........................  N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states......  N/A

36.  Suspension of sales of trust's securities.........  N/A

37.  Revocation of authority to distribute.............  N/A

38.  (a)  Method of distribution.......................  How policies are distributed

     (b)  Underwriting agreements......................  How policies are distributed

     (c)  Selling agreements...........................  How policies are distributed

39.  (a)  Organization of principal underwriters.......  How policies are distributed

     (b)  N.A.S.D. membership of principal
          underwriters.................................  How policies are distributed

40.  Certain fees received by principal underwriters...  How policies are distributed

41.  (a)  Business of each principal underwriter.......  How policies are distributed

     (b)  Branch offices of each principal
          underwriter..................................  N/A

     (c)  Salesmen of each principal underwriter.......  N/A

42.  Ownership of trust's securities by certain persons  N/A

43.  Certain brokerage commissions received by
     principal underwriters............................  N/A

44.  (a)  Method of valuation..........................  Your Policy's Accumulated Value

                                                         Value

     (b)  Schedule as to offering price................  How premiums work

     (c)  Variation in offering price to certain
          persons......................................  Monthly Deductions

45.  Suspension of redemption rights...................  Timing of payments, forms, and requests

46.  (a)  Redemption Valuation.........................  Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price..............  Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities..  Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee............  N/A

49.  Fees and expenses of trustees.....................  N/A

50.  Trustee's lien....................................  N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities........  The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect
          to selection or elimination of underlying
          securities...................................  How our accounts work

     (b)  Transactions involving elimination of
          underlying securities........................  How our accounts work

     (c)  Policy regarding substitution or
          elimination of underlying securities.........  How our accounts work

     (d)  Fundamental policy not otherwise
          covered......................................  N/A

53.  Tax status of trust...............................  Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial statements


                                  PROSPECTUS

(Included in Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-00-001533, as filed on July 21, 2000, and incorporated by reference herein; Form Type 497, Accession No. 0001017062-00-001620 as filed on August 7, 2000, and incorporated by reference herein; and Form Type 497, Accession No. 0001017062-00-002102, as filed on October 2, 2000, and incorporated by reference herein.)

      Supplement to Prospectus Dated May 1, 2000 for Pacific Select Choice Flexible Premium Variable Insurance Policies and Prospectus dated August 7, 2000 for Pacific Select Estate Preserver and Pacific Select Estate Preserver II Last
  Survivor Flexible Premium Variable Life Insurance Policies (each a "policy")
                    Issued by Pacific Life Insurance Company

                       This supplement changes the prospectus to reflect the following and restates information contained in a supplement dated October 2, 2000:

                      ---------------------------------------------------------
Eleven new variable    The following new investment options are added to the
investment options     chart on page 1 of the prospectus:
are available
                       .Blue Chip         .Strategic Value
                       .Aggressive Growth .Focused 30
                       .Financial Services.Capital Opportunities
                       .Health Sciences   .Mid-Cap Growth
                       .Technology        .Global Growth
                       .Telecommunications

                      ---------------------------------------------------------
The Bond and Income    The Bond and Income variable account terminated on
investment option      September 22, 2000.
is no longer
available              All references to the Bond and Income variable account,
                       investment option or portfolio are removed. References to the 21 variable investment options throughout the prospectus are changed to refer to 31 variable investment options.

                       Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income investment option, the instruction will be deemed an instruction for the Managed Bond investment option. This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

                      ---------------------------------------------------------
The International      Effective January 1, 2001 Lazard Asset Management is
Value Portfolio has    the portfolio manager of the International Value
a new portfolio        portfolio.
manager

                      ---------------------------------------------------------
A portfolio manager    Mercury Asset Management US has changed its name to
has changed its        Mercury Advisors.
name

Supplement dated January 2, 2001

                      ---------------------------------------------------------
An overview of the     Other expenses
policy: Fees and
expenses paid by       The table also shows the advisory fee and fund expenses
the Pacific Select     as an annual percentage of each portfolio's average
Fund: Other            daily net assets for the year 2000, adjusted to reflect
expenses is            reduced custody fees. To help limit fund expenses,
replaced               effective July 1, 2000 we contractually agreed to waive
                       all or part of our investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for portfolios that started on or after October
                       2, 2000, that do not exceed the previously established
                       0.25% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 2000, Pacific Life reimbursed approximately $19,662 to the I-Net
                       Tollkeeper Portfolio, $12,631 to the Strategic Value
                       Portfolio, $4,849 to the Focused 30 Portfolio and
                       $15,042 to the Small-Cap Index Portfolio.

                   --------------------------------------------------------------------------------------------
                                                                                        Less
                                                   Advisory Other    12b-1    Total     adviser's     Total net
                   Portfolio                       fee      expenses amounts+ expenses+ reimbursement expenses
                   --------------------------------------------------------------------------------------------
                                                            As an annual % of average daily net assets
                   Blue Chip/1/                    0.95     0.06     --       1.01       --           1.01
                   Aggressive Growth/1/            1.00     0.06     --       1.06       --           1.06
                   Aggressive Equity/2/            0.80     0.04     0.02     0.86       --           0.86
                   Emerging Markets/2/             1.10     0.20     --       1.30       --           1.30
                   Diversified Research/2/         0.90     0.08     0.01     0.99       --           0.99
                   Small-Cap Equity/2/             0.65     0.05     --       0.70       --           0.70
                   International Large-Cap/2/      1.05     0.13     --       1.18       --           1.18
                   Equity                          0.65     0.04     --       0.69       --           0.69
                   I-Net Tollkeeper/2/             1.50     0.13     --       1.63      (0.02)        1.61
                   Financial Services/1/           1.10     0.15     --       1.25      (0.05)        1.20
                   Health Sciences/1/              1.10     0.11     --       1.21      (0.01)        1.20
                   Technology/1/                   1.10     0.08     --       1.18       --           1.18
                   Telecommunications/1/           1.10     0.08     --       1.18       --           1.18
                   Multi-Strategy                  0.65     0.04     --       0.69       --           0.69
                   Equity Income/2/                0.65     0.04     0.01     0.70       --           0.70
                   Strategic Value                 0.95     0.51     --       1.46      (0.41)        1.05
                   Growth LT                       0.75     0.04     --       0.79       --           0.79
                   Focused 30                      0.95     0.43     --       1.38      (0.33)        1.05
                   Mid-Cap Value/2/                0.85     0.04     0.12     1.01       --           1.01
                   International Value             0.85     0.11     --       0.96       --           0.96
                   Capital Opportunities/1/        0.80     0.06     --       0.86       --           0.86
                   Mid-Cap Growth/1/               0.90     0.06     --       0.96       --           0.96
                   Global Growth/1/                1.10     0.19     --       1.29       --           1.29
                   Equity Index                    0.25     0.04     --       0.29       --           0.29
                   Small-Cap Index/2/              0.50     0.13     --       0.63      (0.02)        0.61
                   REIT                            1.10     0.05     --       1.15       --           1.15
                   Government Securities/2/        0.60     0.05     --       0.65       --           0.65
                   Managed Bond/2/                 0.60     0.05     --       0.65       --           0.65
                   Money Market                    0.34     0.04     --       0.38       --           0.38
                   High Yield Bond                 0.60     0.04     --       0.64       --           0.64
                   Large-Cap Value/2/              0.85     0.05     0.06     0.96       --           0.96
                   --------------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.

                       /2/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 0.84% for Aggressive Equity Portfolio, 1.29% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.17% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Equity Income Portfolio, 0.89% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Government Securities Portfolio, 0.64% for Managed Bond Portfolio, and 0.90% for Large-Cap Value Portfolio.

                       + The fund has a brokerage enhancement 12b-1 plan, under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares. Since the distributor may defray expenses for distribution that it might otherwise incur, the SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
Your investment        The chart in Your investment options: Variable
options is amended     investment options is amended to add the following:

                    THE PORTFOLIO'S        THE PORTFOLIO'S                      PORTFOLIO
PORTFOLIO           INVESTMENT GOAL        MAIN INVESTMENTS                     MANAGER

Blue Chip           Long-term growth of    Equity securities of "blue chip"     A I M
                    capital. Current       companies--typically large companies
                    income is of           that are well established in their
                    secondary importance.  respective industries.


Aggressive Growth   Long-term growth of    Equity securities of small- and      A I M
                    capital.               medium-sized growth companies.



Financial Services  Long-term growth of    Equity securities in the financial   INVESCO
                    capital.               services sector. Such companies
                                           include banks, insurance companies,
                                           brokerage firms and other finance-
                                           related firms.


Health Sciences     Long-term growth of    Equity securities in the health      INVESCO
                    capital.               sciences sector. Such companies
                                           include medical equipment or
                                           supplies, pharmaceuticals, health
                                           care facilities and other health
                                           sciences-related firms.

Technology          Long-term growth of    Equity securities in the technology  INVESCO
                    capital.               sector. Such companies include
                                           biotechnology, communications,
                                           computers, electronics, Internet
                                           telecommunications, networking,
                                           robotics, video and other
                                           technology-related firms.

Telecommunications  High total return.     Equity securities in the             INVESCO
                                           telecommunications sector. Such as
                                           companies that offer telephone
                                           service, wireless communications,
                                           satellite communications, television
                                           and movie programming, broadcasting
                                           and Internet access.

Strategic Value     Long-term growth of    Equity securities with the potential Janus Capital
                    capital.               for long-term growth of capital.     Corporation



Focused 30          Long-term growth of    Equity securities selected for their Janus Capital
                    capital.               growth potential.                    Corporation



Capital             Long-term growth of    Equity securities with the potential MFS
 Opportunities      capital.               for long-term growth of capital.



Mid-Cap Growth      Long-term growth of    Equity securities of medium-sized    MFS
                    capital.               companies believed to have above-
                                           average growth potential.



Global Growth       Capital appreciation.  Equity securities of any size        MFS
                                           located within and outside of the
                                           U.S.

                      ---------------------------------------------------------
Telephone              You may enroll in or give instructions regarding the
transactions is        dollar cost averaging or portfolio rebalancing program
changed to             by telephone if we have your completed telephone
Telephone and          authorization on file.
electronic
transactions           In early 2001, certain registered representatives will
                       be able to give us instructions electronically if
We expect to make      authorized by you. You may appoint your registered
the electronic         representative to give us instructions on your behalf
transaction feature    by completing and filing an updated telephone and
available in early     electronic authorization with us.
2001. Please ask
your registered        Transactions made electronically will be subject to the
representative for     same procedures, restrictions and risks as those made
more information.      by telephone. Sometimes your electronic transactions
                       will not be able to reach us. For example, our website may be busy because of unusual market activity or a significant economic or market change, or telephone lines or the Internet are out of service due to severe weather conditions or other emergencies.

    Supplement to Prospectus Dated August 7, 2000 for Pacific Select Estate
       Preserver III and Pacific Select Estate Preserver IV Last Survivor
         Flexible Premium Variable Insurance Policies (each a "policy")
                    Issued by Pacific Life Insurance Company

                       This supplement changes the prospectus to reflect the following and restates information contained in a supplement dated October 2, 2000:

                      ---------------------------------------------------------
Eleven new variable    The following new investment options are added to the
investment options     chart on page 1 of the prospectus:
are available
                       .Blue Chip                .Strategic Value
                       .Aggressive Growth        .Focused 30
                       .Financial Services       .Capital Opportunities
                       .Health Sciences          .Mid-Cap Growth
                       .Technology               .Global Growth
                       .Telecommunications

                      ---------------------------------------------------------
The International      Effective January 1, 2001 Lazard Asset Management is
Value Portfolio has    the portfolio manager of the International Value
a new portfolio        portfolio.
manager

                      ---------------------------------------------------------
A portfolio manager    Mercury Asset Management US has changed its name to
has changed its        Mercury Advisors.
name

Supplement dated January 2, 2001

                      ---------------------------------------------------------
An overview of the     Other expenses
policy: Fees and
expenses paid by       The table also shows the advisory fee and fund expenses
the Pacific Select     as an annual percentage of each portfolio's average
Fund: Other            daily net assets for the year 2000, adjusted to reflect
expenses is            reduced custody fees. To help limit fund expenses,
replaced               effective July 1, 2000 we contractually agreed to waive
                       all or part of our investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for portfolios that started on or after October
                       2, 2000, that do not exceed the previously established
                       0.25% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 2000, Pacific Life reimbursed approximately $19,662 to the I-Net
                       Tollkeeper Portfolio, $12,631 to the Strategic Value
                       Portfolio, $4,849 to the Focused 30 Portfolio and
                       $15,042 to the Small-Cap Index Portfolio.

                   --------------------------------------------------------------------------------------------
                                                                                        Less
                                                   Advisory Other    12b-1    Total     adviser's     Total net
                   Portfolio                       fee      expenses amounts+ expenses+ reimbursement expenses
                   --------------------------------------------------------------------------------------------
                                                            As an annual % of average daily net assets
                   Blue Chip/1/                    0.95     0.06     --       1.01       --           1.01
                   Aggressive Growth/1/            1.00     0.06     --       1.06       --           1.06
                   Aggressive Equity/2/            0.80     0.04     0.02     0.86       --           0.86
                   Emerging Markets/2/             1.10     0.20     --       1.30       --           1.30
                   Diversified Research/2/         0.90     0.08     0.01     0.99       --           0.99
                   Small-Cap Equity/2/             0.65     0.05     --       0.70       --           0.70
                   International Large-Cap/2/      1.05     0.13     --       1.18       --           1.18
                   Equity                          0.65     0.04     --       0.69       --           0.69
                   I-Net Tollkeeper/2/             1.50     0.13     --       1.63      (0.02)        1.61
                   Financial Services/1/           1.10     0.15     --       1.25      (0.05)        1.20
                   Health Sciences/1/              1.10     0.11     --       1.21      (0.01)        1.20
                   Technology/1/                   1.10     0.08     --       1.18       --           1.18
                   Telecommunications/1/           1.10     0.08     --       1.18       --           1.18
                   Multi-Strategy                  0.65     0.04     --       0.69       --           0.69
                   Equity Income/2/                0.65     0.04     0.01     0.70       --           0.70
                   Strategic Value                 0.95     0.51     --       1.46      (0.41)        1.05
                   Growth LT                       0.75     0.04     --       0.79       --           0.79
                   Focused 30                      0.95     0.43     --       1.38      (0.33)        1.05
                   Mid-Cap Value/2/                0.85     0.04     0.12     1.01       --           1.01
                   International Value             0.85     0.11     --       0.96       --           0.96
                   Capital Opportunities/1/        0.80     0.06     --       0.86       --           0.86
                   Mid-Cap Growth/1/               0.90     0.06     --       0.96       --           0.96
                   Global Growth/1/                1.10     0.19     --       1.29       --           1.29
                   Equity Index                    0.25     0.04     --       0.29       --           0.29
                   Small-Cap Index/2/              0.50     0.13     --       0.63      (0.02)        0.61
                   REIT                            1.10     0.05     --       1.15       --           1.15
                   Government Securities/2/        0.60     0.05     --       0.65       --           0.65
                   Managed Bond/2/                 0.60     0.05     --       0.65       --           0.65
                   Money Market                    0.34     0.04     --       0.38       --           0.38
                   High Yield Bond                 0.60     0.04     --       0.64       --           0.64
                   Large-Cap Value/2/              0.85     0.05     0.06     0.96       --           0.96
                   --------------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.

                       /2/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 0.84% for Aggressive Equity Portfolio, 1.29% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.17% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Equity Income Portfolio, 0.89% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Government Securities Portfolio, 0.64% for Managed Bond Portfolio, and 0.90% for Large-Cap Value Portfolio.

                       + The fund has a brokerage enhancement 12b-1 plan, under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares. Since the distributor may defray expenses for distribution that it might otherwise incur, the SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
Your investment        The chart in Your investment options: Variable
options is amended     investment options is amended to add the following:

                    THE PORTFOLIO'S        THE PORTFOLIO'S                      PORTFOLIO
PORTFOLIO           INVESTMENT GOAL        MAIN INVESTMENTS                     MANAGER

Blue Chip           Long-term growth of    Equity securities of "blue chip"     A I M
                    capital. Current       companies--typically large companies
                    income is of           that are well established in their
                    secondary importance.  respective industries.


Aggressive Growth   Long-term growth of    Equity securities of small- and      A I M
                    capital.               medium-sized growth companies.



Financial Services  Long-term growth of    Equity securities in the financial   INVESCO
                    capital.               services sector. Such companies
                                           include banks, insurance companies,
                                           brokerage firms and other finance-
                                           related firms.


Health Sciences     Long-term growth of    Equity securities in the health      INVESCO
                    capital.               sciences sector. Such companies
                                           include medical equipment or
                                           supplies, pharmaceuticals, health
                                           care facilities and other health
                                           sciences-related firms.

Technology          Long-term growth of    Equity securities in the technology  INVESCO
                    capital.               sector. Such companies include
                                           biotechnology, communications,
                                           computers, electronics, Internet
                                           telecommunications, networking,
                                           robotics, video and other
                                           technology-related firms.

Telecommunications  High total return.     Equity securities in the             INVESCO
                                           telecommunications sector. Such as
                                           companies that offer telephone
                                           service, wireless communications,
                                           satellite communications, television
                                           and movie programming, broadcasting
                                           and Internet access.

Strategic Value     Long-term growth of    Equity securities with the potential Janus Capital
                    capital.               for long-term growth of capital.     Corporation



Focused 30          Long-term growth of    Equity securities selected for their Janus Capital
                    capital.               growth potential.                    Corporation



Capital             Long-term growth of    Equity securities with the potential MFS
 Opportunities      capital.               for long-term growth of capital.



Mid-Cap Growth      Long-term growth of    Equity securities of medium-sized    MFS
                    capital.               companies believed to have above-
                                           average growth potential.



Global Growth       Capital appreciation.  Equity securities of any size        MFS
                                           located within and outside of the
                                           U.S.

                      ---------------------------------------------------------
Telephone              You may enroll in or give instructions regarding the
transactions is        dollar cost averaging or portfolio rebalancing program
changed to             by telephone if we have your completed telephone
Telephone and          authorization on file.
electronic
transactions           In early 2001, certain registered representatives will
                       be able to give us instructions electronically if
We expect to make      authorized by you. You may appoint your registered
the electronic         representative to give us instructions on your behalf
transaction feature    by completing and filing an updated telephone and
available in early     electronic authorization with us.
2001. Please ask
your registered        Transactions made electronically will be subject to the
representative for     same procedures, restrictions and risks as those made
more information.      by telephone. Sometimes your electronic transactions
                       will not be able to reach us. For example, our website may be busy because of unusual market activity or a significant economic or market change, or telephone lines or the Internet are out of service due to severe weather conditions or other emergencies.

PART II.  ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet.
     The cross-reference sheet.

     The Prospectus for Pacific Select Estate Preserver II Last Survivor Flexible Premium Variable Life Insurance Policies consisting of 113 pages.

     The Prospectus for Pacific Select Estate Preserver IV Last Survivor Flexible Premium Variable Life Insurance Policies consisting of 113 pages.

     Supplement dated August 7, 2000 to prospectus dated August 7, 2000 consisting of 3 pages.

     Supplement dated August 7, 2000 to prospectus dated August 7, 2000 consisting of 3 pages.

     Supplement dated October 2, 2000 to prospectus dated August 7, 2000 consisting of 3 pages.

     Supplement dated October 2, 2000 to prospectus dated August 7, 2000 consisting of 2 pages.

     Supplement dated _____________ to prospectus dated August 7, 2000 consisting of 4 pages.

     Supplement dated _____________ to prospectus dated August 7, 2000 consisting of 4 pages.

     The undertaking to file reports.
     Representation pursuant to Section 26(e) of the Investment Company Act of 1940.
     The signatures.

Written consent of the following person (included in the exhibits shown below):
Deloitte & Touche LLP, independent auditors

Dechert Price & Rhodes Outside Counsel

The following exhibits:

  1.  (1)   (a) Resolution of the Board of Directors of the Depositor dated
                November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993./1/
            (b) Resolution of the Board of Directors of Pacific Life Insurance
                Company authorizing conformity to the terms of the current Bylaws./2/
      (2)   Inapplicable
      (3)   (a)  Distribution Agreement Between Pacific Mutual Life Insurance
                 Company and Pacific Equities Network/1/
            (b)  Form of Selling Agreement Between Pacific Equities Network and
                 Various Broker-Dealers/1/
      (4)   Inapplicable
      (5)   (a)  Pacific Select Estate Preserver II Last Survivor Flexible
                 Premium Variable Life Insurance Policy (Form 97-56)/1/
            (b)  Accelerated Living Benefit Rider (Form R92-ABR)/1/
            (c)  Policy Split Option Rider (Form R94-PSO)/1/

            (d)  Last Survivor Added Protection Benefit Rider (Form R96-
                 LSAPB)/1/
            (e)  Individual Annual Renewable Term Rider (Form R96-ART)/1/
            (f)  Enhanced Policy Split Option Rider (Form R96-EPSO)/1/
            (g)  Fixed LT Account Endorsement/3/

            (h) Pacific Select Estate Preserver IV Last Survivor Flexible Premium Variable Life Insurance Policy (Form 00-57)/6/

            (i)  Last Survivor Added Protection Benefit Rider (Form R00-
                 LSAPB)/6/
      (6)   (a)  Articles of Incorporation of Pacific Life Insurance
                 Company/2/
            (b)  Bylaws of Pacific Life Insurance Company/2/
      (7)   Inapplicable
      (8)   Inapplicable

      (9)   (a)  Participation Agreement between Pacific Mutual Life Insurance
                 Company and Pacific Select Fund/4/

            (b) M Fund Inc. Participation Agreement with Pacific Mutual Life Insurance Company/4/
      (10)  Applications and General Questionnaire/1/

  2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered./5/

  3.  Inapplicable

  4.  Inapplicable

  5.  Inapplicable

  6.  (a)   Consent of Independent Auditors/6/

      (b)   Consent of Dechert Price & Rhoads/1/

  7.  (a)   Opinion of Actuary regarding Form of Illustrations for Pacific
            Select Estate Preserver II Policies

      (b) Form of Illustration of Policy Benefits for Pacific Select Estate Preserver II Policies

      (c) Opinion of Actuary regarding Form of Illustrations for Pacific Select Estate Preserver IV Policies

      (d) Form of Illustration of Policy Benefits for Pacific Select Estate Preserver IV Policies

  8.  Memorandum Describing Issuance, Transfer, and Redemption
      Procedures/1/

  9.  Powers of Attorney/4/

  /1/ Filed as part of the Registration Statement on Form S-6 EL24, filed via EDGAR on January 24, 1997, File No. 333-20355 Accession Number 0001017062-97-000074.


  /2/ Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 333-20355, Accession Number 0001017062-98-000897.

  /3/ Filed as part of Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 filed via EDGAR on April 27, 1999, File No. 333-20355, Accession Number 0001017062-99-000721.

  /4/ Filed as part of Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 333-20355, Accession Number 0001017062-00-000589.


  /5/ Filed as part of Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 filed via EDGAR on June 1, 2000, File No. 333-20355, Accession Number 0001017062-00-001335.

  /6/ Filed as part of Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 filed via EDGAR on July 21, 2000, File No. 333-20355, Accession Number 0001017062-00-001533.

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

     Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under each of the Variable Life Insurance Policies ("Policies") described in the prospectuses contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with each of the respective Policies.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 18th day of December, 2000.

                                       PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                       (Registrant)

                                  BY:  PACIFIC LIFE INSURANCE COMPANY
                                       (Depositor)


                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer



*BY:  /s/DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact

Power of attorney is contained as Exhibit 9 in Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-14005, Accession No. 0001017062-00-000591, and incorporated by reference herein.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 18th day of December, 2000.

                                  BY:  PACIFIC LIFE INSURANCE COMPANY
                                       (Registrant)

                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


*BY:  /s/DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact

Power of attorney is contained as Exhibit 9 in Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-14005, Accession No. 0001017062-00-000591, and incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                              Title              Date
Thomas C. Sutton*             Director, Chairman          ____________, 2000
                              of the Board and
                              Chief Executive Officer

Glenn S. Schafer*             President                   ____________, 2000

Khanh T. Tran*                Director, Senior Vice       ____________, 2000
                              President and Chief
                              Financial Officer

David R. Carmichael*          Director, Senior Vice       ____________, 2000
                              President and General
                              Counsel

Audrey L. Milfs*              Director, Vice President    ____________, 2000
                              and Corporate Secretary

Edward Byrd*                  Vice President and
                              Controller                  ____________, 2000

Brian D. Klemens*             Vice President and
                              Treasurer                   ____________, 2000

Lynn C. Miller*

*BY: /s/DAVID R. CARMICHAEL                                December 18, 2000
David R. Carmichael
as attorney-in-fact

Power of attorney is contained as Exhibit 9 in Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-14005, Accession No. 0001017062-00-000591, and incorporated by reference herein.